Performance Management	Apr. 29, 2025
Global Atlantic BlackRock Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of two indexes. The S&P Target Risk® Growth Index serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI All Country World Index ("MSCI ACWI Index") (Net Total Return, USD) serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class I Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	2nd Quarter 2020	12.82%
Lowest Quarter	1st Quarter 2020	-11.91%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	12.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(11.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
	One Year	Five Years	Since Inception (November 1, 2017)
Class I shares return before taxes	11.46%	7.23%	7.32%
Class II shares return before taxes	11.21%	6.96%	7.06%
S&P Target Risk® Growth Index (reflects no deduction for fees, expenses or taxes)	10.73%	6.16%	6.28%
MSCI ACWI Index (Net Total Return, USD) (reflects no deduction for fees, expenses or taxes)	17.49%	10.06%	9.48%

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Global Atlantic BlackRock Disciplined Core Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class I Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	2nd Quarter 2020	21.17%
Lowest Quarter	1st Quarter 2020	-18.81%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(18.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
	One Year	Five Years	Since Inception (November 1, 2017)
Class I shares return before taxes	26.30%	14.80%	13.94%
Class II shares return before taxes	25.96%	14.52%	13.65%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.13%

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Global Atlantic BlackRock Disciplined Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The Russell 1000® Growth Index serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The Russell 1000® Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class I shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class II Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	2nd Quarter 2020	26.91%
Lowest Quarter	2nd Quarter 2022	-20.34%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	26.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(20.34%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
	One Year	Five Years	Since Inception	Inception Date
Class I shares return before taxes	31.09%	N/A	10.93%	August 20, 2021
Class II shares return before taxes	30.73%	17.19%	16.31%	November 1, 2017
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36%	18.96%	18.26%	November 1, 2017
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	13.88%	November 1, 2017

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Global Atlantic BlackRock Disciplined International Core Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class I Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	4th Quarter 2020	17.24%
Lowest Quarter	1st Quarter 2020	-24.25%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	17.24%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(24.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
	One Year	Five Years	Since Inception (November 1, 2017)
Class I shares return before taxes	6.11%	4.47%	3.77%
Class II shares return before taxes	5.86%	4.20%	3.51%
MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	3.82%

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of two indexes.The Russell Midcap® Growth Index serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The Russell 1000® Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class I Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	2nd Quarter 2020	29.93%
Lowest Quarter	2nd Quarter 2022	-20.75%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	29.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(20.75%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]
	One Year	Five Years	Since Inception (November 1, 2017)
Class I shares return before taxes	21.55%	11.66%	12.40%
Class II shares return before taxes	21.23%	11.36%	12.12%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	22.10%	11.47%	12.43%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	13.88%

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Global Atlantic BlackRock Disciplined Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of two indexes. The Russell 1000® Value Index serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The Russell 1000® Index serves as the Portfolio's regulatory index and provides a broad measure of market performance.

The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class I Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	4th Quarter 2020	15.26%
Lowest Quarter	1st Quarter 2020	-25.54%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	15.26%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(25.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
	One Year	Five Years	Since Inception (November 1, 2017)
Class I shares return before taxes	15.96%	9.80%	9.54%
Class II shares return before taxes	15.54%	9.51%	9.28%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37%	8.68%	8.84%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51%	14.28%	13.88%

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Global Atlantic BlackRock High Yield Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of two indexes. The ICE BofA BB-B U.S. High Yield Constrained Index serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The Bloomberg US Universal Bond Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class I Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	2nd Quarter 2020	8.98%
Lowest Quarter	1st Quarter 2020	-11.66%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	8.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(11.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
	One Year	Five Years	Since Inception (November 1, 2017)
Class I shares return before taxes	8.36%	3.89%	3.97%
Class II shares return before taxes	8.05%	3.65%	3.72%
ICE BofA BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	6.84%	3.64%	4.24%
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)	2.04%	0.06%	1.29%

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Bar Chart [Heading]	Class I Annual Total Return by Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter	4th Quarter 2023	7.12%
Lowest Quarter	1st Quarter 2022	-6.16%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	7.12%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(6.16%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance [Table]
	One Year	Five Years	Since Inception (November 1, 2017)
Class I shares return before taxes	1.16%	-0.22%	1.01%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	0.99%

Average Annual Return, Caption [Optional Text]	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)